LONG-TERM DEBT (Tables)	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Long-term Debt

	Note
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
Balance - October 31, 2021	-	600,572	249,064	280,567	150,000	142,997	786,461	2,209,661
Additions to debt	1,250,000	100,000	-	-	-	-	-	1,350,000
Settlement of debt	-	(706,352)	-	-	-	-	-	(706,352)
Interest accretion	-	5,780	79,046	71,443	-	36,594	295,453	488,316
Debt payments	-	-	(25,000)	(25,000)	(150,000)	(12,500)	(520,303)	(732,803)
Balance - October 31, 2022	1,250,000	-	303,110	327,010	-	167,091	561,611	2,608,822
Interest accretion	-	-	96,985	83,752	-	43,006	187,782	411,525
Debt payments	(900,000)	-	(25,000)	(25,000)	-	(12,500)	(669,330)	(1,631,830)
Balance - October 31, 2023	350,000	-	375,095	385,762	-	197,597	80,063	1,388,517
Interest accretion	-	-	18,355	15,418	-	3,811	4,769	42,353
Debt payments	(350,000)	-	(4,167)	(4,167)	-	(125,000)	(84,832)	(568,166)
Balance - December 31, 2023	-	-	389,283	397,013	-	76,408	-	862,704
Current portion	-	-	348,581	355,369	-	76,408	-	780,358
Non-current portion	-	-	40,702	41,644	-	-	-	82,346